PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Reconciliation of Pension and Other Post-retirement Obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Present value of the defined benefit obligations	$ 94,055	$ 83,476
Fair value of the plan assets	79,003	68,578
Deficit in plans	15,052	14,898
Pension benefits recognized in balance sheets	17,018	14,898
Total assets recognized in Other assets	1,966	0
Total pension and other post-retirement benefits recognized in balance sheets	15,052	14,898
Pension Plans
Disclosure of defined benefit plans [line items]
Present value of the defined benefit obligations	91,148	80,696
Fair value of the plan assets	79,003	68,578
Deficit in plans	12,145	12,118
Assets recognized in Other assets	1,966	0
Pension benefits recognized in balance sheets	14,111	12,118
Total pension and other post-retirement benefits recognized in balance sheets	12,145	12,118
Other plans
Disclosure of defined benefit plans [line items]
Deficit in plans	2,907	2,780
Pension benefits recognized in balance sheets	$ 2,907	$ 2,780